Management of Financial Risk	12 Months Ended
Dec. 31, 2021
Management of Financial Risk [abstract]
Management of Financial Risk

29.   MANGEMENT OF FINACIAL RISK

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s policies on an ongoing basis.

The Company is exposed to certain financial risks, including credit risk, liquidity risk, currency risk, metal price risk, and interest rate risk.

(a) Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. All our trade accounts receivables from concentrate sales are held with large international metals trading companies.

The Company’s cash and cash equivalents and short-term investments are held through large financial institutions.

These investments mature at various dates within three months.

The Company’s maximum exposure to credit risk as at December 31, 2021 and 2020 is as follows:

As at	December 31, 2021	December 31, 2020
Cash and cash equivalents	$107,097	$131,898
Derivative assets	1,619	-
Trade and other receivables	76,487	76,555
Income tax receivable	1,713	-
Other non-current receivables	5,903	6,429
	$192,819	$214,882

The carrying amount of financial assets recorded in the financial statements represents the Company’s maximum exposure to credit risk. We limit our exposure to counterparty credit risk on cash and term deposits by only dealing with financial institutions with high credit ratings and through our investment policy of purchasing only instruments with a high credit rating. Almost all of our concentrate are sold to large well-known concentrate buyers.

(c)	Liquidity Risk

Liquidity risk is the risk that we will not be able to meet our financial obligations as they come due. We manage our liquidity risk by continually monitoring forecasted and actual cash flows. We have in place a planning and budgeting process to help determine the funds required to support our normal operating requirements and our development plans. We aim to maintain sufficient liquidity to meet our short term business requirements, taking into account our anticipated cash flows from operations, our holdings of cash and cash equivalents, and our committed and anticipated liabilities.

The Company had $187.1 million of liquidity comprised of cash and cash equivalents as at December 31, 2021, and believes that its cash and cash equivalents will provide sufficient liquidity to meet the Company’s minimum obligations for at least the next 12 months from December 31, 2021. On November 4, 2021, the Company entered into a fourth amended and restated credit agreement, effective as of November 5, 2021, which converted the Company’s existing non-revolving and revolving facility into a revolving term credit facility in the amount of $200.0 million, with a term of four years and a step down to $150.0 million after three years. On closing of the amended credit facility, $120.0 million was available for drawdown and was drawn down in full. The total amended credit facility of up to $200.0 million became available to the Company upon its receipt of the extension of the San Jose environmental impact authorization on December 17, 2021.

The Company manages its liquidity risk by continuously monitoring forecasted and actual cashflows. A rigorous reporting, planning and budgeting process are in place to help facilitate forecasting funding requirements, to support operations on an ongoing basis and expansion plans, if any.

As at December 31, 2021, the Company expects the following maturities of its financial liabilities, lease obligations, and other contractual commitments, excluding payments relating to interest:

	Expected payments due by year as at December 31, 2021
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$133,805	$-	$-	$-	$133,805
Debt	-	46,000	120,000	-	166,000
Income taxes payable	20,563	-	-	-	20,563
Lease obligations	12,292	11,315	2,065	15,983	41,655
Other liabilities	-	3,310	-	-	3,310
Capital commitments, Séguéla	66,542	5,217	-	-	71,759
Closure and reclamation provisions	1,883	5,561	23,954	24,714	56,112
	$235,085	$71,403	$146,019	$40,697	$493,204

	Expected payments due by year as at December 31, 2020
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$65,275	$-	$-	$-	$65,275
Debt	-	120,000	46,000	-	166,000
Income taxes payable	23,808	-	-	-	23,808
Lease obligations	7,367	6,166	4,043	14,127	31,703
Other liabilities	-	2,523	-	-	2,523
Capital commitments, Lindero	558	-	-	-	558
Closure and reclamation provisions	433	5,444	10,692	23,781	40,350
	$97,441	$134,133	$60,735	$37,908	$330,217

Operating leases includes leases for office premises, computer equipment and other equipment used in the normal course of business.

(d)	Currency risk

The Company is exposed to fluctuations in foreign exchange rates as a portion of our expenses are incurred in Canadian dollars, Peruvian soles, Argentine peso, Mexican peso, West Africa CFA Franc and Australian dollars. A significant change in the foreign exchange rates between the United States dollar relative to the other currencies could have a material effect on the Company’s profit or loss, financial position, or cash flows.

During October 2021, the Company entered into a forward contract for $18.5 million Euros with a fixed rate of 1.173 maturing monthly from January 31, 2022 to April 28, 2023, related to the construction of Séguéla.

As at December 31, 2021 and 2020, the Company was exposed to currency risk through the following assets and liabilities denominated in foreign currencies:

	December 31, 2021
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos	West African CFA Franc	Australian Dollars	Euro
Cash and cash equivalents	1,660	5,508	18,126	4,319	11,494,909	5	28
Marketable securities	527	-	-	-	-	-	-
Restricted cash	-	-	-	-	1,166,963	-	-
Trade and VAT receivables	690	2,144	174,229	1,526,506	13,433,368	-	-
Income tax receivable	-	20,707	-	-	-	-	-
VAT - long term receivable	-	-	70,520	-	-	-	-
Trade and other payables	(3,839)	(17,496)	(400,697)	(1,174,033)	(10,094,158)	(939)	(1,431)
Provisions, current	-	(4,413)	(13,534)	(95,353)	-	-	-
Income tax payable	-	-	(87,881)	-	-	-	-
Other liabilities	-	-	(6,178)	-	-	-	-
Provisions, non current	-	-	(87,305)	-	-	-	-
Total foreign currency exposure	(962)	6,450	(332,720)	261,439	16,001,082	(934)	(1,403)
US$ equivalent of foreign currency exposure	(755)	1,668	(16,802)	2,734	28,548	(804)	(1,207)

	December 31, 2020
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos	West African CFA Franc	Australian Dollars	Euro
Cash and cash equivalents	1,402	9,658	3,117	2,326	-	-	-
Marketable securities	1,348	-	-	-	-	-	-
Trade and VAT receivables	53	3,563	108,569	3,281,760	-	-	-
Income tax receivable	-	6,915	-	-	-	-	-
VAT - long term receivable	-	-	67,542	-	-	-	-
Trade and other payables	(17,838)	(28,046)	(311,747)	(764,331)	-	-	-
Provisions, current	-	100	(4,871)	(77,549)	-	-	-
Income tax payable	-	(275)	(297,083)	-	-	-	-
Other liabilities	(207)	-	(5,160)	-	-	-	-
Provisions, non current	-	(754)	(67,102)	-	-	-	-
Total foreign currency exposure	(15,254)	(8,839)	(506,735)	2,442,206	-	-	-
US$ equivalent of foreign currency exposure	(11,981)	(2,439)	(25,402)	29,091	-	-	-

Sensitivity as to change in foreign currency exchange rates on our foreign currency exposure as at December 31, 2021 is provided below:

		Effect on foreign
		denominated
Currency	Change	items
Mexican pesos	+/- 10%	$1,527
Peruvian soles	+/- 10%	$152
Argentinian pesos	+/- 10%	$249
Canadian Dollar	+/- 10%	$69
West African CFA franc	+/- 10%	$2,595
Australian Dollar	+/- 10%	$61
Euro	+/- 10%	$110

Due to the volatility of the exchange rate for Argentine Peso, the Company is applying additional measures in cash management to minimize potential losses arising from the conversion of funds. As discussed in note 30(g), with the capital controls in effect, the Company is required to convert the equivalent value of foreign currency received from the proceeds of the sale of all gold doré from the Lindero Mine.

(e)	Metal Price Risk

The Company is exposed to metal price risk with respect to the sales of silver, gold, lead, and zinc concentrates. The following table summarizes the effect on provisionally priced sales and accounts receivables of a 10% change in metal prices from the prices used at December 31, 2021:

Metal	Change	Effect on Sales
Silver	+/- 10%	$1,154
Gold	+/- 10%	$562
Lead	+/- 10%	$343
Zinc	+/- 10%	$318

During the year ended December 31, 2021, the Company recognized negative sales adjustments of $2.8 million
(December 31, 2020  – positive $3.3 million) as a result of changes in metal prices on the final settlement or during the quotational period.

From time to time, the Company mitigates the price risk associated with its base metal production by entering into forward sale and collar contracts for some of its forecasted base metal production and non-metal commodities (see Note 21).

(f)	Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Currently, the Company’s interest rate exposure mainly relates to interest earned on its cash, cash equivalent, and short-term investment balances, interest paid on its LIBOR-based debt, and the mark-to-market value of derivative instruments which depend on interest rates.

(g)	Capital Management

The Company’s objective when managing its capital is to maintain its ability to continue as a going concern while at the same time maximizing the growth of its business and providing returns to its shareholders. The Company manages its capital structure and makes adjustments based on changes to its economic environment and the risk characteristics of the Company’s assets.

Effective December 23, 2019, changes to Argentina’s tax laws proposed by the new Argentine Government were implemented. The changes ratified and extended legislation which was to expire on December 31, 2019 and allow the Argentine Central Bank to regulate funds coming into and flowing out of Argentina in order to maintain stability and support the economic recovery of the country. These capital controls have the effect of: requiring exporters to convert the equivalent value of foreign currency received from the export into Argentine Pesos; requiring the prior consent of the Argentine Central Bank to the payment of cash dividends and distributions of currency out of Argentina; requiring Argentine companies to convert foreign currency loans received from abroad into Argentine Pesos; and restricting the sale of Argentine Pesos for foreign currency.

The Company’s capital requirement is effectively managed based on the Company having a thorough reporting, planning and forecasting process to help identify the funds required to ensure the Company is able to meet its operating and growth objectives.

The Company’s capital structure consists of equity comprising of share capital, reserves and retained earnings as well as debt facilities, equipment financing obligations less cash, cash equivalents and short-term investments.

	December 31, 2021	December 31, 2020
Equity	$1,375,148	$725,770
Debt	157,489	158,616
Lease obligations	29,405	19,497
Less: cash and cash equivalents	(107,097)	(131,898)
	$1,454,945	$771,985

As discussed above, the Company operates in Argentina where the new Argentine government has ratified and extended legislation to December 31, 2025 to allow the Argentine Central Bank to regulate funds coming into and flowing out of Argentina. Other than the restrictions related to these capital controls and complying with the debt covenants under the Company’s credit facility, the Company is not subject to any externally imposed capital requirements. As at December 31, 2021 and 2020, the Company was in compliance with its debt covenants.